PACE® Select Advisors Trust

March 30, 2017

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2016, as supplemented.

Includes:

•  PACE® Intermediate Fixed Income Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment strategies and policies of PACE Intermediate Fixed Income Investments. At the recommendation of UBS Asset Management (Americas), Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees has recently approved: (i) changes to the fund's investment strategies and policies that reduce the percentage of the fund's total assets that may be invested in (1) bonds that are below investment grade at the time of purchase, (2) non-US dollar denominated securities, and (3) fixed income securities of issuers located in emerging markets—from the current 20% to 15%; (ii) a change to the dollar-weighted average maturity the fund will normally maintain from approximately three to ten years to approximately five to ten years; and (iii) a change to the fund's benchmark index from the Bloomberg Barclays US Intermediate Government/Credit Index to the Bloomberg Barclays US Aggregate Index. These changes will be effective on or around April 1, 2017.

Second, this supplement updates certain information regarding the portfolio management team for J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), a subadvisor to PACE Large Co Growth Equity Investments, a series of the Trust. Effective as of February 16, 2017, Gregory B. Luttrell ceased to be a portfolio manager and Giri Devulapally was added as a portfolio manager for the portion of the fund's assets managed by J.P. Morgan.

Third, this supplement clarifies certain information regarding the sub-advisory arrangements for PACE Alternative Strategies Investments, a series of the Trust.

ZS-880

I. PACE Intermediate Fixed Income Investments

Effective on or around April 1, 2017, the Prospectuses and SAI are hereby revised as follows:

The section captioned "Principal strategies" and sub-captioned "Principal investments" on page 10 of the Multi-Class Prospectus and beginning on page 12 of the Class P Prospectus is revised by replacing the second sentence of the second paragraph of that section in its entirety with the following:

The fund may also invest, in the aggregate, up to 15% of its total assets (measured at the time of purchase) in (1) bonds that are below investment grade at the time of purchase (or unrated bonds of equivalent quality) (commonly known as "junk bonds"), (2) non-US dollar denominated securities, and (3) fixed income securities of issuers located in emerging markets.

The same section of each Prospectus is revised by replacing the first and second sentences of the third paragraph of that section in their entirety with the following:

The fund invests in bonds of varying maturities, but normally maintains a dollar-weighted average maturity of approximately five to ten years. It normally limits its overall portfolio duration to within +/- 50% of the duration of the Bloomberg Barclays US Aggregate Index (Bloomberg Barclays US Intermediate Government/Credit Index prior to April 1, 2017), as calculated by the investment advisor, which as of July 31, 2016 was approximately 4.00 years.

The section captioned "PACE Intermediate Fixed Income Investments Fund Summary" and sub-captioned "Performance—Risk/return bar chart and table" beginning on page 15 of the Multi-Class Prospectus and on page 13 of the Class P Prospectus is revised by inserting the following as the new second to last row of and an additional footnote to the average annual total returns table:

Bloomberg Barclays US Aggregate Index†	0.55	3.25	4.51

† Effective April 1, 2017, the fund's primary benchmark index changed from the Bloomberg Barclays US Intermediate Government/Credit Index to the Bloomberg Barclays US Aggregate Index.

The section captioned "More information about the funds—PACE Intermediate Fixed Income Investments—Principal strategies" and sub-captioned "Principal investments" on page 79 of the Multi-Class Prospectus and the Class P Prospectus is revised by replacing the seventh sentence of the first paragraph of that section in its entirety with the following:

The fund may also invest, in the aggregate, up to 15% of its total assets (measured at the time of purchase) in (1) bonds that are below investment grade at the time of purchase (or unrated bonds of equivalent quality) (commonly known as "junk bonds"), (2) non-US dollar denominated securities, and (3) fixed income securities of issuers located in emerging markets.

The same section of each Prospectus is revised by replacing the first and second sentences of the second paragraph of that section in their entirety with the following:

The fund invests in bonds of varying maturities, but normally maintains a dollar-weighted average maturity of approximately five to ten years. It normally limits its overall portfolio duration to within +/- 50% of the duration of the Bloomberg Barclays US Aggregate Index (Bloomberg Barclays US Intermediate Government/Credit Index prior to April 1, 2017), as calculated by the investment advisor, which as of July 31, 2016 was approximately 4.00 years.

The section captioned "The funds and their investment policies" and sub-captioned "PACE Intermediate Fixed Income Investments" beginning on page 5 of the SAI is revised by replacing the first paragraph of that section in its entirety with the following:

PACE Intermediate Fixed Income Investments has an investment objective of current income, consistent with reasonable stability of principal. BlackRock Financial Management, Inc. ("BlackRock") currently serves as the fund's subadvisor. The fund invests in bonds of varying maturities, but normally maintains a dollar-weighted average maturity of approximately five to ten years. It normally limits its overall portfolio "duration" to within +/- 50% of the duration of the Bloomberg Barclays US Aggregate Index (Bloomberg Barclays US Intermediate Government/Credit Index prior to April 1, 2017), as calculated by the investment advisor. Under normal circumstances, the fund invests at least 80% of its net assets in fixed income securities. Such investments may include US government and foreign government bonds (including bonds issued by supranational and quasi-governmental entities and mortgage-backed securities) and corporate bonds (including mortgage- and asset-backed securities of private issuers, Eurodollar certificates of deposit, Eurodollar bonds and Yankee bonds). The fund may invest in bonds that are investment grade at the time of purchase. The fund may also invest, in the aggregate, up to 15% of its total assets (measured at the time of purchase) in (1) bonds that are below investment grade at the time of purchase (or unrated bonds of equivalent quality) (i.e., "junk bonds"), (2) non-US dollar denominated securities, and (3) fixed income securities of issuers located in emerging markets. The fund generally considers "emerging market countries" to be those countries not included in the Morgan Stanley Capital International World Index of major world economies. The fund may invest up to 5% of its total assets in tax-exempt municipal securities. The fund's investments may include certain zero coupon securities that are US Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts. The fund may not invest more than 5% of its net assets in any combination of interest-only, principal-only and inverse floating rate securities, including those that are not mortgage- or asset-backed securities.

II. PACE Large Co Growth Equity Investments

Effective immediately the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-captioned "Portfolio management team" on page 45 of the Multi-Class Prospectus and page 44 of the Class P Prospectus is revised by replacing the last bullet point of that section with the following:

• J.P. Morgan—Giri Devulapally, Managing Director, and Joseph Wilson, Executive Director, have been portfolio managers of the fund since February 2017 and November 2016, respectively.

The section captioned "Management" and sub-captioned "PACE Large Co Growth Equity Investments" beginning on page 143 of the Multi-Class Prospectus and page 140 of the Class P Prospectus is revised by replacing the twelfth paragraph of that section in its entirety with the following:

Giri Devulapally, managing director, is the lead portfolio manager for J.P. Morgan's portion of the fund and is a senior member of the U.S. Equity Growth portfolio management team. Mr. Devulapally has been a portfolio manager in the JPMorgan U.S. Equity Group since 2003 when he joined J.P. Morgan.

The section captioned "Portfolio managers" and sub-captioned "PACE Large Co Growth Equity Investments—J.P. Morgan Investment Management Inc." beginning on page 183 of the SAI is revised by replacing the first paragraph and the first section of the first table in that section in their entirety with the following:

Giri Devulapally and Joseph Wilson are the portfolio managers primarily responsible for the day-to-day management of the portion of the fund's assets allocated to J.P. Morgan. The following table provides information relating to other accounts managed by Messrs. Devulapally and Wilson as of July 31, 2016:

Giri Devulapally:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	3	2	15
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$15.31	$1.04	$2.56
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

The section captioned "Portfolio managers" and sub-captioned "PACE Large Co Growth Equity Investments—J.P. Morgan Investment Management Inc.—Ownership of fund shares" on page 185 of the SAI is revised by replacing the first sentence of that section in its entirety with the following:

As of July 31, 2016, Messrs. Devulapally and Wilson owned no shares of the fund.

III. PACE Alternative Strategies Investments

Effective immediately the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Investment manager and advisors" on page 75 of the Multi-Class Prospectus and beginning on page 73 of the Class P Prospectus is revised by inserting the following as the last sentence of that section:

Principal Global Investors, LLC ("PGI") uses "associated persons" employed by an affiliate of PGI, PGI (Europe) Ltd. through its autonomous business unit, Macro Currency Group, in its provision of investment advisory services to the fund under a "participating affiliate" arrangement.

The section captioned "More information about the funds—PACE Alternative Strategies Investments" and sub-captioned "Management process" beginning on page 107 of the Multi-Class Prospectus and page 108 of the Class P Prospectus is revised by inserting the following as the fifth sentence of the first paragraph of that section:

Principal Global Investors, LLC ("PGI") uses "associated persons" employed by an affiliate of PGI, PGI (Europe) Ltd. through its autonomous business unit, Macro Currency Group, in its provision of investment advisory services to the fund under a "participating affiliate" arrangement.

The section captioned "Management" and sub-captioned "PACE Alternative Strategies Investments" beginning on page 149 of the Multi-Class Prospectus and page 145 of the Class P Prospectus is revised by inserting the following as the last sentence of the first paragraph of that section:

Principal Global Investors, LLC ("PGI") uses "associated persons" employed by an affiliate of PGI, PGI (Europe) Ltd. through its autonomous business unit, Macro Currency Group, in its provision of investment advisory services to the fund under a "participating affiliate" arrangement.

The section captioned "The funds and their investment policies" and sub-captioned "PACE Alternative Strategies Investments" beginning on page 14 of the SAI is revised by inserting the following as the fifth sentence of the first paragraph of that section:

Principal Global Investors, LLC ("PGI") uses "associated persons" employed by an affiliate of PGI, PGI (Europe) Ltd. through its autonomous business unit, Macro Currency Group, in its provision of investment advisory services to the fund under a "participating affiliate" arrangement.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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UBS Asset Management (Americas) Inc.